Investments in Associates - Annual changes in carrying value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in the carrying value of investments in associates, including investment in associate held for sale
Purchases and acquisitions	$ 175.4	$ 29.8
Divestitures and other net changes in capitalization	809.2	139.8
Investments in associates, including investment in associate held for sale
Changes in the carrying value of investments in associates, including investment in associate held for sale
Balance - January 1	6,439.6	5,984.4
Share of profit (loss)	402.0	123.1
Impairments		(222.2)
Share of other comprehensive income (loss), excluding losses on defined benefit plans	(87.9)	91.6
Share of losses on defined benefit plans	79.8	(57.9)
Share of pre-tax comprehensive income (loss) of associates and joint arrangements	393.9	(65.4)
Dividends and distributions received	(182.0)	(80.0)
Purchases and acquisitions	616.6	249.2
Divestitures and other net changes in capitalization	(818.3)	(288.6)
Reclassifications	(315.6)	779.4
Deconsolidation of non-insurance subsidiary (note 23)		(103.6)
Foreign exchange effect	(30.2)	(35.8)
Balance - December 31	6,104.0	6,439.6
Associates
Changes in the carrying value of investments in associates, including investment in associate held for sale
Balance - January 1	3,170.4	2,876.6
Share of profit (loss)	375.8	83.4
Impairments		(88.3)
Share of other comprehensive income (loss), excluding losses on defined benefit plans	(67.7)	88.0
Share of losses on defined benefit plans	89.1	(32.2)
Share of pre-tax comprehensive income (loss) of associates and joint arrangements	397.2	50.9
Dividends and distributions received	(153.8)	(70.0)
Purchases and acquisitions	466.5	223.4
Divestitures and other net changes in capitalization	(54.8)	(107.2)
Reclassifications	36.4	174.4
Foreign exchange effect	(3.2)	22.3
Balance - December 31	3,858.7	3,170.4
Joint ventures
Changes in the carrying value of investments in associates, including investment in associate held for sale
Balance - January 1	1,940.9	1,483.6
Share of profit (loss)	6.0	91.8
Impairments		(98.9)
Share of other comprehensive income (loss), excluding losses on defined benefit plans	(20.5)	42.1
Share of losses on defined benefit plans	0.1	(20.8)
Share of pre-tax comprehensive income (loss) of associates and joint arrangements	(14.4)	14.2
Dividends and distributions received	(23.6)	(3.7)
Purchases and acquisitions	114.4	20.8
Divestitures and other net changes in capitalization	(764.4)	(180.6)
Reclassifications	(352.0)	605.0
Foreign exchange effect	(4.5)	1.6
Balance - December 31	896.4	1,940.9
Fairfax India associates
Changes in the carrying value of investments in associates, including investment in associate held for sale
Balance - January 1	1,328.3	1,391.3
Share of profit (loss)	20.2	(24.8)
Share of other comprehensive income (loss), excluding losses on defined benefit plans	0.3	3.2
Share of losses on defined benefit plans	(9.4)	(4.9)
Share of pre-tax comprehensive income (loss) of associates and joint arrangements	11.1	(26.5)
Dividends and distributions received	(4.6)	(4.9)
Purchases and acquisitions	35.7
Divestitures and other net changes in capitalization	0.9	0.9
Reclassifications	0.0
Foreign exchange effect	(22.5)	(32.5)
Balance - December 31	$ 1,348.9	1,328.3
Fairfax Africa associates
Changes in the carrying value of investments in associates, including investment in associate held for sale
Balance - January 1		232.9
Share of profit (loss)		(27.3)
Impairments		(35.0)
Share of other comprehensive income (loss), excluding losses on defined benefit plans		(41.7)
Share of pre-tax comprehensive income (loss) of associates and joint arrangements		(104.0)
Dividends and distributions received		(1.4)
Purchases and acquisitions		5.0
Divestitures and other net changes in capitalization		(1.7)
Deconsolidation of non-insurance subsidiary (note 23)		(103.6)
Foreign exchange effect		(27.2)
Quess, Resolute, Atlas Mara and Astarta associates
Changes in the carrying value of investments in associates, including investment in associate held for sale
Impairments		$ (222.2)